Employee benefits (Details 7)	Mar. 31, 2023	Mar. 31, 2022
Funds managed by Insurers [Member] | Parent Company Gratuity plan [Member]
Disclosure of defined benefit plans [line items]
Percentage of Weighted average asset allocation	100.00%	100.00%